Significant Accounting Policies - Additional Information (Detail)	Jul. 29, 2022	Dec. 31, 2021
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Percentage of acquisition interests in the subsidiary	100.00%
Business combinations [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Percentage of acquisition interests in the subsidiary		100.00%